Amortized Cost and Estimated Fair Values of Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 12,109	$ 57,307
Gross Unrealized Gains	105	71
Gross Unrealized Losses	(67)	(136)
Estimated Fair Value	12,147	57,242
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,275	41,697
Gross Unrealized Gains	25	32
Gross Unrealized Losses	(67)	(127)
Estimated Fair Value	8,233	41,602
Government Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,524	14,789
Gross Unrealized Gains	76	39
Gross Unrealized Losses		(9)
Estimated Fair Value	3,600	14,819
Other Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	310	821
Gross Unrealized Gains	4
Gross Unrealized Losses
Estimated Fair Value	$ 314	$ 821